Employee Incentives - Schedule of Management Incentive Units Activity (Details) - $ / shares shares in Millions	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Compensation Related Costs [Line Items]
Number of Units, Grants	4.8
Time-based Management Incentive Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance	6.7	4.9
Number of Units, Grants		5.6
Number of Units, Vested		(2.2)
Number of Units, Forfeited		(1.6)
Number of Units, Ending Balance		6.7
Weighted Average Grant Date Fair Value, Beginning Balance	$ 3.47	$ 2.98
Weighted Average Grant Date Fair Value, Grants		3.42
Weighted Average Grant Date Fair Value, Vested		4.15
Weighted Average Grant Date Fair Value, Forfeited		2.64
Weighted Average Grant Date Fair Value, Ending Balance		$ 3.47
Performance-based Management Incentive Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance	2.7	6.0
Number of Units, Vested		(0.9)
Number of Units, Forfeited		(2.4)
Number of Units, Ending Balance		2.7
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.41	$ 1.14
Weighted Average Grant Date Fair Value, Vested		8.64
Weighted Average Grant Date Fair Value, Forfeited		0.92
Weighted Average Grant Date Fair Value, Ending Balance		$ 1.41